SCHEDULE OF PLEDGE INFORMATION (Details) (Parenthetical) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Secured Debt [Member]
Line of Credit Facility [Line Items]
Restricted cash	$ 1,488,120	$ 1,579,534